Letterhead

December 7, 2000

VIA EDGAR

The United States Securities and
         Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      Nationwide VLI Separate Account-5
         Nationwide Life Insurance Company
         SEC File No. 333-46412
         CIK No. 0001065898

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 193 and on behalf of Nationwide VLI Separate Account-5 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraphs
(b) or (c) of Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in the Registration Statement for the Variable Account and the Company which became effective December 4, 2000.

Please contact the undersigned at (614) 249-8226 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Michael R. Moser

Michael R. Moser, Esq.